Concentration of Risks (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024	Sep. 30, 2025 USD ($)	Sep. 30, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2025 HKD ($)
Concentration of Risks [Line Items]
FDIC insured amount	$ 250,000		$ 250,000		$ 250,000		$ 800,000
Cash and cash equivalents of uninsured amount (in Dollars)	$ 212,657		$ 212,657		$ 3,532,221	$ 3,609,713
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Concentration of Risks [Line Items]
Recognized revenue	39.10%	30.20%	35.90%	29.00%	56.70%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Concentration of Risks [Line Items]
Recognized revenue			15.20%		12.20%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Concentration of Risks [Line Items]
Recognized revenue	21.30%	29.40%	31.10%	27.90%		46.50%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Concentration of Risks [Line Items]
Recognized revenue					11.10%
Supplier Concentration Risk [Member] | Supplier One [Member] | Cost of Goods and Service Benchmark [Member]
Concentration of Risks [Line Items]
Recognized revenue			15.90%	24.60%	34.00%
Supplier Concentration Risk [Member] | Supplier One [Member] | Accounts Payable [Member]
Concentration of Risks [Line Items]
Recognized revenue			27.40%		40.80%
Supplier Concentration Risk [Member] | Supplier One [Member] | Selling and Marketing Expenses [Member]
Concentration of Risks [Line Items]
Recognized revenue			25.00%	30.90%
Supplier Concentration Risk [Member] | Supplier One [Member] | General and Administrative Expenses [Member]
Concentration of Risks [Line Items]
Recognized revenue			5.40%	7.90%
Supplier Concentration Risk [Member] | Supplier One [Member] | Research and Development Expenses [Member]
Concentration of Risks [Line Items]
Recognized revenue			34.60%	51.90%
Supplier Concentration Risk [Member] | Supplier One [Member] | Cost of Revenues [Member]
Concentration of Risks [Line Items]
Recognized revenue			0.50%	0.70%
Supplier Concentration Risk [Member] | Supplier Two [Member] | Cost of Goods and Service Benchmark [Member]
Concentration of Risks [Line Items]
Recognized revenue			12.60%	10.90%		62.70%
Supplier Concentration Risk [Member] | Supplier Two [Member] | Accounts Payable [Member]
Concentration of Risks [Line Items]
Recognized revenue			26.20%		21.50%
Supplier Concentration Risk [Member] | Supplier [Member] | Total Purchase [Member]
Concentration of Risks [Line Items]
Recognized revenue						13.00%
Supplier Concentration Risk [Member] | Supplier [Member] | Accounts Receivable [Member]
Concentration of Risks [Line Items]
Recognized revenue					0.70%	0.80%
Supplier Concentration Risk [Member] | Supplier [Member] | Selling and Marketing Expenses [Member]
Concentration of Risks [Line Items]
Recognized revenue					28.40%	37.00%
Supplier Concentration Risk [Member] | Supplier [Member] | General and Administrative Expenses [Member]
Concentration of Risks [Line Items]
Recognized revenue					7.30%	12.70%
Supplier Concentration Risk [Member] | Supplier [Member] | Research and Development Expenses [Member]
Concentration of Risks [Line Items]
Recognized revenue					49.00%	60.20%
Supplier Concentration Risk [Member] | Third Party Suppliers [Member] | Accounts Payable [Member]
Concentration of Risks [Line Items]
Recognized revenue					75.40%	94.10%
Supplier Concentration Risk [Member] | Supplier Three [Member] | Cost of Goods and Service Benchmark [Member]
Concentration of Risks [Line Items]
Recognized revenue			10.50%	10.30%
Supplier Concentration Risk [Member] | Supplier Three [Member] | Accounts Payable [Member]
Concentration of Risks [Line Items]
Recognized revenue			15.30%		13.10%
Supplier Concentration Risk [Member] | Supplier Four [Member] | Accounts Payable [Member]
Concentration of Risks [Line Items]
Recognized revenue			10.10%
Previously Reported [Member]
Concentration of Risks [Line Items]
Cash and cash equivalents of uninsured amount (in Dollars)					$ 3,984,526